Fair Value Measurement (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Loss on impairment of goodwill	$ 3,200,000
Revolving Credit Facility | West Vela Facility
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Maximum borrowing capacity		$ 1,450,000,000
Secured Debt | Tender Rig Facility
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Debt face amount		$ 440,000,000
Discount rate | Credit facilities and long-term debt
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cost of debt	0.0816	0.1116